Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current
Cash and cash equivalents	$ 124,880	$ 149,014
Restricted cash – current (note 17)	48,869	38,329
Accounts receivable, including non-trade of $9,404 (2018 – $6,461)	25,439	20,795
Prepaid expenses	8,087	8,076
Vessel held for sale (note 16c)	12,300	0
Current portion of derivative assets (note 11)	0	835
Current portion of net investments in direct financing leases (note 6)	13,082	12,635
Current portion of advances to equity-accounted joint ventures (note 7)	79,108	79,108
Advances to affiliates (note 10b)		8,229
Other current assets	238	2,306
Total current assets	334,834	319,327
Restricted cash – long-term (note 17)	31,439	35,521
Vessels and equipment
At cost, less accumulated depreciation of $705,104 (2018 – $665,206)	1,616,029	1,657,338
Operating lease right-of-use asset (notes 2 and 5b)	40,666	0
Vessels related to finance leases, at cost, less accumulated depreciation of $86,156 (2018 – $66,878) (note 5a)	1,704,908	1,585,243
Advances on newbuilding contracts (note 10d)	0	86,942
Total vessels and equipment	3,361,603	3,329,523
Investments in and advances to equity-accounted joint ventures (note 7)	994,880	1,037,025
Net investments in direct financing leases (note 6)	551,603	562,528
Other assets	12,204	11,432
Derivative assets (note 11)	0	2,362
Intangible assets – net	47,794	52,222
Goodwill	34,841	34,841
Total assets	5,369,198	5,384,781
Current
Accounts payable	1,169	3,830
Accrued liabilities (notes 11 and 15)	72,241	74,753
Unearned revenue (note 6)	24,573	30,108
Current portion of long-term debt (note 8)	402,513	135,901
Current obligations related to finance leases (note 5a)	65,525	81,219
Current portion of operating lease liabilities (notes 2 and 5b)	13,098	0
Current portion of derivative liabilities (note 11)	27,805	11,604
Advances from affiliates (note 10b)	15,655	14,731
Total current liabilities	622,579	352,146
Long-term debt (note 8)	1,465,155	1,833,875
Long-term obligations related to finance leases (note 5a)	1,334,271	1,217,337
Long-term operating lease liabilities (notes 2 and 5b)	27,568	0
Other long-term liabilities (note 12c)	46,171	43,788
Derivative liabilities (note 11)	54,767	55,038
Total liabilities	3,550,511	3,502,184
Commitments and contingencies (notes 5, 8, 11 and 12)
Equity
Limited partners - common units (78.4 million units and 79.4 million units issued and outstanding at June 30, 2019 and December 31, 2018, respectively)	1,485,516	1,496,107
Limited partners - preferred units (11.8 million units issued and outstanding at June 30, 2019 and December 31, 2018)	285,159	285,159
General partner	49,056	49,271
Accumulated other comprehensive (loss) income	(53,232)	2,717
Partners' equity	1,766,499	1,833,254
Non-controlling interest	52,188	49,343
Total equity	1,818,687	1,882,597
Total liabilities and total equity	$ 5,369,198	$ 5,384,781